UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C.  20549

                                                             FORM 13F

                                               FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2000

Check here if Amendment [   ];  Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Third Point Management Company, LLC
Address:       277 Park Avenue
                     27th Floor
                     New York, NY 10172

13F File Number:     28-6970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this form.



Person Signing this report on Behalf of Reporting Manager:

Name:        Daniel S. Loeb
Title:          Managing Member
Phone:        212-350-5170
Signature, Place, and Date of Signing:

        Daniel S. Loeb       New York, New York              April 10, 2000


Report Type   (Check only one.):

[ X]                13F HOLDINGS REPORT.

[   ]                 13F NOTICE.

[   ]                 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          399

Form 13F Information Table Value Total:       $
163,029.002


Issuer               Class      Cusip #    Value   Shares Discretion Voting
                                                         (x$1000)

Acrodyne      Common    00500E104         235       67,006     Sole     Sole
Agribrands   Common    00849R105     12,226     311,000     Sole    Sole
Akorn Inc     Common     009728106       2,207     232,280     Sole    Sole
Alliance Semi Common 01877H100        2,971     138,611     Sole    Sole
Amercn Prop      REIT      02520N106        536     110,000     Sole    Sole
Amercn Sports  Common  02971Q202      439       17,745      Sole    Sole
AtlntIc Richfld   Common   048825103    3,985       46,888     Sole    Sole
BCE Inc       Common    05534B109      33,366    266,000      Sole    Sole
Bogen         Common     097189104           424      42,354      Sole    Sole
Bonneville   Common    098904204         0.002    163,993      Sole    Sole
Cabletron    Common     126920107        1,023      34,670      Sole    Sole
Canadian Pacific  Common  135923100      423      18,923     Sole    Sole
C-Cube        Common      125015107       3,755       51,575      Sole   Sole
Citizens       Common     177342201        4,038     246,600     Sole   Sole
Dime Bancorp  Common   25429Q102        718       38,826     Sole   Sole
Directrix        Common     25459A100          768       69,062     Sole   Sole
Edwards Life  Common   28176E108           209       15,401    Sole    Sole
Firstcity Liquid B  Common   33762E108      462       27,200     Sole    Sole
First Yucca     Common       31983J104        807     208,334     Sole    Sole
Friendly Corp.  Common     358497105      1,952    512,000     Sole    Sole
Gartner Group   Common     366651107     1,223    77,656       Sole    Sole
General Motors   Common   370442105     2,366      28,571     Sole    Sole
Gentiva Health    Common    37247A102    1,142    159,626     Sole    Sole
Global Telecom   Common  37934X100    12,434    606,541     Sole   Sole
GTE               Common       362320103        542       7,637      Sole   Sole
Harris Corp      Common      413875105         961      27,799      Sole   Sole
HNC                 Common     40425P107      1,023      14,228      Sole   Sole
HTE                 Common      403926108        535     166,311     Sole   Sole
IMS Health       Common     449934108       1,956     115,511     Sole   Sole
Interstate Bakeries  Common   46072H108     549     38,504      Sole   Sole
Immulogic        Common      45252R100          278    525,000     Sole    Sole
Local Corp       Common       539553107       3,157    370,100     Sole    Sole
Lucent           Common      549463107        5,301    85,500       Sole   Sole
MediaOne       Common        58440J104       6,259     77,270       Sole    Sole
Meristar Inc.    Common       589988104        1,157   393,900      Sole    Sole
Microcell Tele  Common      59501T304       7,249    164,750       Sole   Sole
Micron            Common      595100108        323      23,297      Sole    Sole
Mirage           Common       60462E104        752       38,829     Sole    Sole
Newbridge      Common        650901101      3,205       98,811      Sole    Sole
Pharmacia      Common       71713U102       3,521      68,369      Sole    Sole
Pechiney        ADR          705151207         397       15,655     Sole    Sole
Pico             Common      693366205         206       18,534      Sole   Sole
Quantum          Common    747906303         804       71,456       Sole    Sole
Royal Cruise      Common      2144177           40       15,934      Sole   Sole
Ryder System     Common    783549108          793      34,945       Sole    Sole
Spectrain Corp   Common     847608106       1,837       81,397       Sole   Sole
Spatialight         Common     847248101      1,398    197,915      Sole   Sole
Stamford Intl       Common     852902105     1,680      88,422      Sole    Sole
Tatham Offshore    Preferred   876628207         16      65,876     Sole    Sole
Three Com         Common      885535104        933      16,800       Sole   Sole
Triad Hospitals     Common    89579K109    14,100    857,799       Sole   Sole
United Global       Common    913247508     4,294       57,200       Sole   Sole
US Food             Common     90331R101     1,190      46,203       Sole   Sole
Vastar              Common     922380100      2,289     30,802      Sole    Sole
Wesley Jessen    Common     951018100      2,767       77,007      Sole    Sole
Warner Lambert   Common    934488107      4,436       45,415      Sole    Sole
Ziff Davis          Common    989511100      1,372      87,838      Sole    Sole

                      Total:                                   $163,029.002

